RELATED PARTY TRANSACTIONS (Details Textual) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Payments to Fund Long-term Loans to Related Parties		¥ 150,000	$ 23,055	¥ 280,000	¥ 200,000
Investment Income, Interest		19,559	3,006	16,622	17,853
Due to Related Parties, Current		20,000		0		$ 3,074
Lionbridge Limited [Member]
Payments to Fund Long-term Loans to Related Parties	[1]	150,000	23,055	280,000	200,000
Investment Income, Interest		7,457	1,146	12,712
Bain Capital AdvisorsChinaLtd [Member]
Payment Of Termination Fee		33,887	5,208
Mai Rui [Member]
Payments for Other Fees	[2]	0	0	278	705
Bain Advisors [Member]
Payments for Other Fees	[3]	¥ 38,537	$ 5,923	¥ 6,200	¥ 6,200

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000 and RMB150,000 (US$23,055) to Lionbridge during the years ended December 31, 2016 and 2017, respectively, with details set forth below:
[2]	During the years ended December 31, 2015, 2016 and 2017, the Group paid course development fees of RMB705, RMB278 and RMB nil (US$ nil), respectively, to Mai Rui.
[3]	During the years ended December 31, 2015, 2016 and 2017, the Group paid consulting fees of RMB6,200, RMB6,200 and RMB38,537(US$5,923), respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder, which included a lump sum consulting termination fee of RMB33,887(US$5,208) to Bain Advisors as a result of the IPO for the year ended December 31, 2017, of which RMB20,000(US$3,074) was unpaid as at December 31, 2017 (note 13 c) (2))